Note 5 - Other Operating Income and Expenses - Components of Other Operating Income and Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other operating income:
Net income from other sales	$ 3,604	$ 4,395	$ 16,275
Net rents	4,909	4,325	4,852
Other	6,546	1,796
	15,059	10,516	21,127
Other operating expenses:
Contributions to welfare projects and non-profits organizations	11,379	9,158	9,534
Loss on fixed assets and material supplies disposed / scrapped		118	57
Allowance for doubtful receivables	1,179	84	432
Other			1,388
	12,558	9,360	11,411
From discontinued operations		(1)	(248)
	$ 12,558	$ 9,359	$ 11,163